Borrowings (Details) - Schedule of Finance Leases - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Borrowings (Details) - Schedule of Finance Leases [Line Items]
Finance lease		S/ 835
Viva Negocio Inmobiliario S.A.C. [Member]
Borrowings (Details) - Schedule of Finance Leases [Line Items]
Interest rate	9.04%
Date of maturity	2023 years
Finance lease		76
Cumbra Peru S.A. [Member]
Borrowings (Details) - Schedule of Finance Leases [Line Items]
Date of maturity	2023 years
Finance lease		S/ 759
Bottom of Range [Member] | Cumbra Peru S.A. [Member]
Borrowings (Details) - Schedule of Finance Leases [Line Items]
Interest rate	5.32%
Top of Range [Member] | Cumbra Peru S.A. [Member]
Borrowings (Details) - Schedule of Finance Leases [Line Items]
Interest rate	7.67%